Liabilities with financial and similar institutions	12 Months Ended
Dec. 31, 2021
Liabilities with financial and similar institutions
Liabilities with financial and similar institutions
18	Liabilities with financial and similar institutions

Breakdown of liabilities with financial and similar institutions

	12/31/2021	12/31/2020	12/31/2019
Time deposits	139,477	—	332,242
Payables with credit card network	3,876,964	1,654,039	640,610
Interdependent relations	351,490	—	1,149
Securities sold under agreements to repurchase	973,533	102,874	178,491
Total liabilities with financial institutions	5,341,464	1,756,913	1,152,492